Organization, Plan of Business Operations and Liquidity	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Organization, Plan of Business Operations and Liquidity

Lone Oak Acquisition Corporation (the ‘‘Company’’) was incorporated in the Cayman Islands on June 17, 2010 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or other similar business combination, one or more operating businesses, or control of such operating business, or businesses, through contractual arrangements (“Business Combination”).

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘US GAAP’’) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the ‘‘SEC’’).

On March 24, 2011, the Company completed its initial public offering (the “Offering”). All activity prior ot March 24, 2011 relates to the Company’s formation and the public offering described below. All activity from March 24, 2011 through December 31, 2011 relates to the Company’s activities in seeking a Business Combination.

The Company is considered to be a development stage company and as such, the financial statements are prepared in accordance with the Accounting Standards Codification (‘‘ASC’’) topic 915 ‘‘Development Stage Entities.’’ The Company is subject to all of the risks associated with development stage companies.

The registration statement for the Company’s Offering was declared effective on March 16, 2011. The Company consummated the Offering on March 24, 2011 and received proceeds net of transaction costs of $30,566,234 which is discussed in Note 3 (‘‘Initial Public Offering’’) and $2,310,000 from the private placement to certain of the members of management of the Company (‘‘Insider Warrants’’) which is described in Note 4 (“Insider Warrants”). On March 30, 2011 the over-allotment option was partially exercised and the Company received an additional $822,180 net of transaction costs which is discussed in Note 3 (‘‘Initial Public Offering’’). The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering and Insider Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. An amount of $33,462,180 (including the $2,310,000 of proceeds from the sale of Insider Warrants) was placed in a trust account (‘‘Trust Account’’) and is being held in cash in lieu of being invested in United States treasuries having a maturity of 180 days or less until the earlier of (i) the consummation of the Company’s first Business Combination, (ii) the Company’s failure to consummate a Business Combination within the prescribed time and (iii) the Common Stock trades at or below $7.75 per share, subject to certain criteria discussed below. In the event that the Common Stock trades at or below $7.75 per share, there will be released from the Trust Account amounts necessary for the Company to purchase up to 50% of the shares sold in our IPO (2,053,250 shares) at any time commencing May 16, 2011 and ending on the date on which the Company announces a Business Combination. Purchases will be made only in open market transactions pursuant to a 10b5-1 plan entered into by the Company on March 16, 2011 which requires the Company to maintain a limit order for the shares at $7.75 per share during the purchase period until the maximum number of shares have been purchased. It is intended that purchases will comply with the technical requirements of Rule 10b-18 under the Securities Exchange Act of 1934, as amended, although purchases may not actually be effected under Rule 10b-18. As of December 31, 2011, a total of 665,000 shares had been repurchased under the 10b5-1 plan at a total cost, including expenses, of $5,189,108. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. Certain of the initial shareholders have agreed that they will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, there can be no assurance that they will be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to fund working capital requirements as well as for any amounts that are necessary to pay the Company’s tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Offering (‘‘Public Shareholders’’) with the opportunity to redeem their public shares for a pro rata share of the Trust Account. In the event that shareholders owning more than 82.2% (as adjusted for purchases through December 31, 2011 under the Company’s 10b5-1 Plan) of the shares sold in the Offering exercise their redemption rights described below (provided, however, a potential target may make it a closing condition to the Business Combination that the Company have a certain amount of cash in excess of the minimum amount the Company is required to have pursuant to its organizational documents available at the time of closing, effectively reducing the redemption threshold in connection with the Business Combination or requiring the Company to obtain an alternative source of funding), and solely if the Company seeks a vote of its shareholders in connection with a Business Combination, a majority vote against the Business Combination, the Business Combination will not be consummated. The Memorandum and Articles of Association of the Company provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a ‘‘group’’ (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting rights with respect to an aggregate of more than 10% of the ordinary shares sold in the Offering (but only with respect to the amount over 10% of the ordinary shares sold in the Offering). Accordingly, all shares sold in the Offering beneficially owned by a Public Shareholder (or Shareholders if they are acting in a group) in excess of 10% shall be voted by the Company’s management in favor of a Business Combination. A ‘‘group’’ will be deemed to exists if Public Shareholders (i) file a Schedule 13D or 13G indicated the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (‘‘Initial Shareholders’’), have waived any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any Public Shareholder can demand that the Company redeem his or her ordinary shares. Public Shareholders seeking redemption will have his or her shares redeemed for a pro rata share of the Trust Account (approximately $8.22 per share). Accordingly Public Shareholders holding up to 2,829,535 (as adjusted for purchases through December 31, 2011 under the Company’s 10b5-1 Plan) of the aggregate number of shares owned by all Public Shareholders may seek redemption of their shares in the event of a Business Combination.

If the Company has not completed a Business Combination by September 24, 2012 or March 24, 2013 if a definitive agreement has been executed by September 24, 2012 and a Business Combination has not been consummated by March 24, 2013, the Company will liquidate and distribute its remaining assets, including the Trust Fund, to the Public Shareholders. In the event of liquidation, the Public Shareholders will be entitled to receive their pro rata share of the assets available for distribution. Subsequent to any liquidation, the Company shall continue as a shell company without the aforementioned voting safeguards applicable to it prior to the liquidation, subject to any applicable security laws and the corporate laws of the jurisdiction of incorporation.

The Company anticipates that in order to fund its working capital requirements, it will need to use all of the remaining funds not held in trust, the interest earned on the funds held in the trust account and that it may need to enter into contingent fee arrangements with its vendors. The Company may need to raise additional capital through loans or additional investments from its initial shareholders, officers, directors, or third parties. None of the initial shareholders, officers or directors is under any obligation advance funds to, or invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of the Company’s business plan, and controlling overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.